Summary of Significant Accounting Policies - Schedule of Useful Lives (Details)	Dec. 31, 2025
Schedule of Useful Lives [Line Items]
Property, plant, and equipment, useful life, term, description	Lesser of useful life and lease term
Commercial Property [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	20 years
Bakery production equipment [Member] | Minimum [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	5 years
Bakery production equipment [Member] | Maximum [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	8 years
Office equipment and furniture [Member] | Minimum [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	5 years
Automobiles [Member]
Schedule of Useful Lives [Line Items]
Property plant and equipment useful life	5 years